Amounts Receivable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

6.	AMOUNTS RECEIVABLE

	December 31, 2018	December 31, 2017
Sales tax receivables
Canada	$10.6	$6.4
Mexico	17.5	26.5
Other	3.4	0.9
Concentrate receivable	2.3	3.2
Other receivables	6.7	4.0
	$40.5	$41.0

Sales tax receivables are mainly related to value-added taxes at the Company's Mexican and Canadian operations. The Company expects that these receivables will be collected within the next year.